Business Combinations - Summary of Value of the Assets Acquired and Liabilities Assumed (Detail) $ in Millions	Jan. 31, 2019 CAD ($)
Assets acquired
Current assets	$ 37.6
Property, plant and equipment	15.4
Goodwill	53.5
Total assets acquired	216.6
Liabilities assumed
Current liabilities	18.0
Deferred income taxes	20.3
Total liabilities assumed	38.3
Net assets acquired and total consideration paid in cash	178.3
Trademark [member]
Assets acquired
Identifiable intangible assets recognised	63.5
Dealer network [member]
Assets acquired
Identifiable intangible assets recognised	46.6
Alumacraft [member]
Assets acquired
Current assets	23.5
Property, plant and equipment	5.7
Goodwill	21.0
Total assets acquired	95.1
Liabilities assumed
Current liabilities	10.6
Deferred income taxes	3.6
Total liabilities assumed	14.2
Net assets acquired and total consideration paid in cash	80.9
Alumacraft [member] | Trademark [member]
Assets acquired
Identifiable intangible assets recognised	25.8
Alumacraft [member] | Dealer network [member]
Assets acquired
Identifiable intangible assets recognised	19.1
Triton [member]
Assets acquired
Current assets	14.1
Property, plant and equipment	9.7
Goodwill	32.5
Total assets acquired	121.5
Liabilities assumed
Current liabilities	7.4
Deferred income taxes	16.7
Total liabilities assumed	24.1
Net assets acquired and total consideration paid in cash	97.4
Triton [member] | Trademark [member]
Assets acquired
Identifiable intangible assets recognised	37.7
Triton [member] | Dealer network [member]
Assets acquired
Identifiable intangible assets recognised	$ 27.5